Share-based payments - Expense recognized for the program (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 3,597	€ 8,212
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	3,078	7,331
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	87	250
RSU for key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	497
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	(82)	323
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 17	€ 308